INVESTMENTS IN SUBSIDIARIES - Schedule of Partnership's Material Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Brookfield Property L.P.
Disclosure of subsidiaries
Economic interest	36.00%	36.00%
Voting interest	100.00%	100.00%
Holding entities of the Operating Partnership
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPO
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
U.S. Retail
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
U.S. Manufactured Housing
Disclosure of subsidiaries
Economic interest	23.00%	23.00%
Voting interest	0.00%	0.00%
U.S. Multifamily
Disclosure of subsidiaries
Economic interest	2.00%	27.00%
Voting interest	0.00%	0.00%
Korea Mixed-use
Disclosure of subsidiaries
Economic interest	22.00%	22.00%
Voting interest	0.00%	0.00%
U.K and Ireland Short Stay
Disclosure of subsidiaries
Economic interest	27.00%	27.00%
Voting interest	0.00%	0.00%